SEGMENT REPORTING (Schdeule of Total Long-Lived Assets excluding Financial Instruments, Intangible Assets and Deferred Tax Assets by Country) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Segment reporting [Line Items]
Total long-lived assets other than financial instruments, intangible assets and deferred tax assets	$ 141,841	¥ 918,815	¥ 749,683
PRC [Member]
Segment reporting [Line Items]
Total long-lived assets other than financial instruments, intangible assets and deferred tax assets	102,944	666,852	¥ 749,683
Singapore [Member]
Segment reporting [Line Items]
Total long-lived assets other than financial instruments, intangible assets and deferred tax assets	$ 38,897	¥ 251,963